Taxes on income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes on income
Note 19. Taxes on income
A. Israeli taxation

1. Corporate tax rates in Israel:
The tax rates relevant to corporations in Israel in the years 2021, 2020 and 2019 is 23%. However, the effective tax rate reported by a company that derives income from a Preferred Enterprise or Preferred Technological Enterprise (as discussed below) is lower.

2.Tax benefits under the Law for Encouragement of Capital Investments, 1959 (“the Investment Law”) Approved/Beneficiary Enterprise
Pursuant to the Investment Law, the Company was awarded “Approved Enterprise” and “Beneficiary Enterprise” status under the government alternative benefits path beginning in 2003 until 2018 (included). During this period the Company was entitled to beneficial tax rates of 0% – 10%. The Company decided to terminate its “Approved” and ”Beneficiary Enterprise” status early and enjoy beneficial tax rates under the “preferred technological enterprise” status effective beginning 2019.
In the event of distribution of dividends from income taxable at 0% tax rate as part of the Approved Enterprise or Beneficiary Enterprise statuses, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved or Beneficiary Enterprise’s.

During the year ended December 31, 2021, the Company distributed approximately $71,000 attributable to these “trapped earnings” and recorded a related income tax expense of approximately $7,000. As of December 31, 2021, the Company has no remaining trapped earnings that would generate a tax liability, if distributed.

On November 15, 2021, the Israeli Economic Efficiency Law for the years 2021 and 2022 was enacted, which consists of numerous legislative amendments and arrangements, including an amendment to Section 74 of the Encouragement Law, which deals with the identification of sources of dividend distributions as of August 15, 2021 (hereinafter - the amendment). The amendment stipulates that in any dividend distribution from companies holding accumulated profits that were exempt from tax until their distribution as a dividend ("trapped earnings"), a certain part of the distribution will be considered a distribution of those trapped earnings, which will be fully taxed upon release. In addition, a temporary provision to the Encouragement Law was enacted, which offers a reduced tax payment arrangement to companies that have trapped earnings. The temporary provision, which is valid until November 14, 2022, stipulates that companies that have chosen to apply it, will be entitled to a tax rebate on corporate income tax, for the released trapped earnings. The release of trapped earnings allows their distribution at a beneficiary corporate tax rate according to the ratio of the distributed profits. The beneficiary corporate tax will be determined according to the ratio of the trapped earnings that the company seeks to release from all its trapped earnings. It will range between 40% to 70% of the corporate tax rate that would have applied to income in the year it was generated, but in any case, not less than 6%. Eligibility for the beneficiary corporate tax rate is conditional on a company's decision to release part or all of its trapped earnings and the payment of the tax due until November 14, 2022, as well as on making investments in the companies' industrial plants over five years, in accordance with the formula set forth in the amendment. The Company might be eligible to a reduce tax for the trapped earning distributed on August 30, 2021 in the amount of $71,000 as detailed above

Preferred Enterprise and Preferred Technology Enterprise
Preferred Enterprise and Preferred Technology Enterprise
On May 16, 2017 the Knesset Finance Committee approved Encouragement of Capital Investment Regulations (Preferred Technological Income and Capital Gain of Technological Enterprise) — 2017 (hereinafter: “the Regulations”), which provides rules for applying the “Preferred Technological Enterprise” tax benefit track including the formula that provides the mechanism for allocating the technological income eligible for the benefits
Commencing in 2019 the Company elected the Preferred Technology Enterprise status to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The approval is currently in affect for the tax years 2019 to 2023. The Company expects to continue to meet the conditions to be entitled to the “Preferred Technological Enterprise” status beyond 2023.
Income subject to the Preferred Technology Enterprise status is taxed at reduced tax rate of 12% and income from manufacturing activity in Area A is taxed at reduced tax rate of 7.5%.

3.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, the Company calculates its Israeli tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

B.Income taxes on non-Israeli subsidiaries:

The Company’s subsidiaries incorporated in the US, Germany, Singapore, Australia, Brazil, UK, France, Canada, Japan and India are taxed according to tax laws in the countries of their residence. The Company’s effective tax rate depends on the geographical mix of where its profits are earned. In the year 2021, the Company’s U.S. subsidiary is subject to combined federal and state income taxes of 26% and the subsidiaries in Germany and Singapore are subject to corporation tax at a rate of approximately 33% and 17% respectively. As of December 31, 2021, the Company had approximately $25,768 undistributed earnings of its subsidiaries for which a deferred tax liability of approximately $4,125 was not recognized.
These undistributed earnings were designated as indefinitely reinvested.
In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities

C.Deferred taxes
Deferred taxes recognized for the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes. Significant components of the deferred tax liabilities and assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Deferred research and development cost	$3,556	$4,970
Employee related liabilities	842	906
Intangible assets	1,125	1,304
Goodwill	2,773	1,354
Deferred revenues	1,765	1,164
Issuance costs	1,347	—
Other	1,068	431
Total deferred tax assets	12,476	10,129

Deferred tax liabilities:
Deferred costs	1,324	1,242
Intangible assets	545	771
Goodwill	180	68
Property and equipment	438	455
Derivative instruments	79	208
Other	110	13
Total deferred tax liabilities	2,676	2,757
Total deferred tax assets, net	$9,800	$7,372

A reconciliation of the amount that would result from applying the Company’s e statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense allocated to continuing operations is as follows:

	Year Ended December 31,
	2021	2020	2019
Income before income taxes expense, as reported in the consolidated statements of operations	$82,305	$11,397	$1,415
Statutory tax rate in Israel	23%	23%	23%
Theoretical taxes on income	18,930	2,621	325
Foreign subsidiaries taxed at different tax rates	167	81	76
Preferred tax rates in Israel	(7,598)	(72)	937
Revaluation of liability instruments	(8,145)	—	—
Non-deductible expense	1,363	1,501	2,293
Taxes in respect of prior years	(125)	78	(283)
Intercompany transfer of intangible assets	—	1,324	—
Tax on dividend distributed from trapped earnings	7,068	—	—
Other	(751)	83	(57)
Actual income tax expense	$10,909	$5,616	$3,291

Income before income tax expense is comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Domestic	$71,434	$4,348	$(3,920)
Foreign	10,871	7,049	5,335
	$82,305	$11,397	$1,415

Income tax expenses allocated to continuing operations is comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Current:
Israel	$9,665	$4,549	$3,950
Foreign	2,882	3,885	1,008
Total current tax expense:	12,547	8,434	4,958

Deferred:
Israel	(10)	(3,729)	(1,897)
Foreign	(1,628)	911	230
Total deferred tax benefit	(1,638)	(2,818)	(1,667)
Total income tax expense	$10,909	$5,616	$3,291
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31, 2021	December 31, 2020
Unrecognized tax benefits, beginning of year	$2,007	$1,689
Decreases in tax positions for prior years	—	(388)
Increases in tax positions for current year	1,231	706
Unrecognized tax benefits, end of year	$3,238	$2,007

Interest expense recognized related to uncertain tax positions amounted to $92 , $25 and $51 in 2021 , 2020 and 2019, respectively. Total accrued interest as of December 31, 2021 and 2020 was $168 and $76, respectively, and were included in accrued expenses.

The Company currently does not expect unrecognized tax benefits to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.
The Company’s income tax assessments in Israel through the year 2016 are considered final and the Company is currently under routine income tax audit for tax years 2017-2018.
The Company is subject to income tax in other jurisdictions outside of Israel, of which the major jurisdiction is the U.S. The Company’s operation in the US is subject to examination for tax years 2016 and afterwards.

Timing of the resolution of audits is highly uncertain and therefore, as of December 31, 2021, the Company cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.